Basis of Preparation (Details 1)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Brooge Petroleum and Gas Investment Company FZE [Member]
Statement Line Items [Line Items]
Country of incorporation		United Arab Emirates
Percentage of ownership		100.00%	0.00%
BPGIC International (formerly known as Twelve Seas) [Member]
Statement Line Items [Line Items]
Country of incorporation	[1]	Cayman Islands
Percentage of ownership	[1]	100.00%	0.00%

[1]	indirectly held